Stock-based Compensation (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012
Summary of stock-based compensation expense
Share-based compensation expense included in operating expenses	$ 304	$ 134	$ 125
Total unrecognized compensation expense	5,060			4,800
Weighted average period over which unrecognized compensation is expected to be recognized	4 years
Research and development
Summary of stock-based compensation expense
Share-based compensation expense included in operating expenses	118	37	143
General and administrative
Summary of stock-based compensation expense
Share-based compensation expense included in operating expenses	$ 186	$ 97	$ (19)